Intangible assets, net - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Cost	$ 18,691	$ 18,667
Amortization	(8,548)	(7,947)
Impairment	(717)	(729)
Net book value	9,426	9,991
Land use right [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	4,769	4,847
Amortization	(1,017)	(872)
Impairment	0	0
Net book value	3,752	3,975
Acquired computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,391	2,099
Amortization	(1,433)	(1,546)
Impairment	0	0
Net book value	958	553
Online game licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	5,910	6,007
Amortization	(5,193)	(5,278)
Impairment	(717)	(729)
Net book value	0	0
Audio Visual Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	5,621	5,714
Amortization	(905)	(251)
Impairment	0	0
Net book value	$ 4,716	$ 5,463